AXS Tactical Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 2.5%
	INVESTMENT COMPANIES — 2.2%
8,000	Ares Capital Corp.	$160,240
10,000	Blackstone Secured Lending Fund	276,400
10,000	FS KKR Capital Corp.	199,700
2,000	Main Street Capital Corp.	86,460
		722,800
	REITS — 0.3%
5,000	Starwood Property Trust, Inc. - REIT	105,100
	TOTAL COMMON STOCKS
	(Cost $831,565)	827,900
	EXCHANGE-TRADED FUNDS — 84.6%
70,000	First Trust Preferred Securities and Income ETF	1,180,200
76,679	Invesco CEF Income Composite ETF	1,377,155
64,000	Invesco Senior Loan ETF	1,355,520
38,000	Invesco Taxable Municipal Bond ETF	1,022,580
13,000	iShares 1-3 Year Treasury Bond ETF	1,066,520
7,200	iShares 20+ Year Treasury Bond ETF	711,936
40,000	iShares Floating Rate Bond ETF	2,024,800
15,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,659,900
13,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,157,780
35,000	iShares Mortgage Real Estate ETF	825,650
3,000	iShares National Muni Bond ETF	325,230
70,000	iShares Preferred and Income Securities ETF	2,183,300
27,000	iShares Treasury Floating Rate Bond ETF	1,362,690
27,000	Janus Henderson AAA CLO ETF	1,358,100
70,000	ProShares Short 20+ Year Treasury	1,547,700
45,000	SPDR Blackstone Senior Loan ETF	1,886,850
15,000	SPDR Bloomberg 1-3 Month T-Bill ETF	1,370,850
10,000	SPDR Bloomberg Convertible Securities ETF	721,500
10,000	SPDR Bloomberg High Yield Bond ETF	947,300
60,000	VanEck BDC Income ETF	962,400
25,000	VanEck Emerging Markets High Yield Bond ETF	462,750
50,000	VanEck Fallen Angel High Yield Bond ETF	1,439,000
29,000	WisdomTree Floating Rate Treasury Fund	1,456,960
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $27,828,703)	28,406,671
	MUTUAL FUNDS — 0.8%
	CLOSED-END FUNDS — 0.8%
10,000	Eaton Vance Ltd. Duration Income Fund	95,800
27,000	Nuveen Preferred & Income Opportunities Fund	182,520
		278,320
	TOTAL MUTUAL FUNDS
	(Cost $266,571)	278,320

AXS Tactical Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 10.2%
1,805,361	Fidelity Investments Money Market Government Portfolio - Class I, 5.17%[1]	$1,805,361
1,627,233	Goldman Sachs Financial Square Government Fund, 4.92%[1]	1,627,233
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,432,594)	3,432,594
	TOTAL INVESTMENTS — 98.1%
	(Cost $32,359,433)	32,945,485
	Other Assets in Excess of Liabilities — 1.9%	628,610
	TOTAL NET ASSETS — 100.0%	$33,574,095

REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund
BDC – Business Development Company

[1]The rate is the annualized seven-day yield at period end.